Goodwill - Additional information (Details) - Integra Gold Corporation $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / oz
Disclosure of reconciliation of changes in goodwill [line items]
Amount by which unit's recoverable amount exceeds its carrying amount | $	$ 269
Decrease in gold price per ounce leading to impairment | $ / oz	325
Increase in operating costs leading to impairment	25.00%